Property, plant and equipment and intangible assets (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Property, plant and equipment and intangible assets [abstract]
Balance, beginning	$ 65,672
Additions through business combinations	4
Additions	3,429
Transfers	1,467
Disposals and reclassifications	45
Transferred to assets classified as held for sale	(281)
Depreciation, amortisation and net impairment losses	(4,890)
Effect of foreign currency translation adjustments	(73)
Balance, ending	65,373
Intangible Assets [Abstract]
Intangibles beginning	8,148
Additions through business combinations	106
Additions	166
Transfers	(1,467)
Disposals and reclassifications	(12)
Transferred to assets classified as held for sale	0
Expensed exploration expenditures and impairment losses	(89)
Depreciation, amortisation and net impairment losses	(18)
Effect of foreign currency translation adjustments	(5)
Intangibles ending	$ 6,829